Fair Value (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial Assets
Other long-term receivables	€ 1,419	€ 1,166
Trade and other receivables	5,494	5,970
Other current assets	1,298	1,318
Cash and cash equivalents	27,724	21,610	€ 16,604	€ 17,888
Financial Assets	50,061	36,138
Financial liabilities
Recoverable cash advances	9,175	8,674	€ 8,887	€ 8,431
Carrying value | Level I
Financial Assets
Cash and cash equivalents	27,724	21,610
Financial Assets	50,061	36,138
Carrying value | Level II
Financial Assets
Foreign currency swaps	28	343
Financial liabilities
Foreign currency swaps	64	90
Carrying value | Level III
Financial Assets
Other long-term receivables	1,419	1,166
Trade and other receivables	5,466	5,627
Other current assets	1,298	1,318
Financial liabilities
Financial debt	20	63
Recoverable cash advances	9,175	8,674
Carrying value | Level I And III [member]
Financial liabilities
Trade and other payables	12,563	11,150
Fair value | Level I
Financial Assets
Cash and cash equivalents	27,724	21,610
Financial Assets	50,061	36,138
Fair value | Level II
Financial Assets
Foreign currency swaps	28	343
Financial liabilities
Foreign currency swaps	64	90
Fair value | Level III
Financial Assets
Other long-term receivables	1,419	1,166
Trade and other receivables	5,466	5,627
Other current assets	1,298	1,318
Financial liabilities
Financial debt	20	60
Recoverable cash advances	9,175	8,674
Fair value | Level I And III [member]
Financial liabilities
Trade and other payables	€ 12,563	€ 11,150